FAIR VALUE MEASUREMENT - Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Document Period End Date	Sep. 30, 2017
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	$ 22,624,390	$ 24,001,910
Estimated Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	24,454,656	25,896,046
Altice N.V. | Notes payable to affiliates and related parties | Carrying Amount | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value		1,750,000
Altice N.V. | Notes payable to affiliates and related parties | Estimated Fair Value | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value		1,837,876
CSC Holdings | Credit facility debt | Carrying Amount | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	4,123,792	2,631,887
CSC Holdings | Credit facility debt | Estimated Fair Value | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	4,167,500	2,675,256
CSC Holdings | Term Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Reduction in carrying value on date of acquisition		9,142
CSC Holdings | Term Loan | Carrying Amount | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	1,314,788	1,286,069
CSC Holdings | Term Loan | Estimated Fair Value | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	1,286,557	1,280,048
CSC Holdings | Senior guaranteed notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Reduction in carrying value on date of acquisition		39,713
CSC Holdings | Senior guaranteed notes | Carrying Amount | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	2,290,748	2,289,494
CSC Holdings | Senior guaranteed notes | Estimated Fair Value | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	2,460,675	2,416,375
CSC Holdings | Senior notes and debentures | Carrying Amount | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	6,412,789	6,732,816
CSC Holdings | Senior notes and debentures | Estimated Fair Value | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	7,421,261	7,731,150
CSC Holdings | Notes payable | Carrying Amount | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	76,442	13,726
CSC Holdings | Notes payable | Estimated Fair Value | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	72,802	13,260
Cablevision Systems Corp. | Senior guaranteed notes | Carrying Amount | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value		2,742,082
Cablevision Systems Corp. | Senior guaranteed notes | Estimated Fair Value | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value		2,920,056
Cablevision Systems Corp. | Senior notes and debentures
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Reduction in carrying value on date of acquisition		13,075
Cablevision Systems Corp. | Senior notes and debentures | Carrying Amount | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	1,817,536	2,742,082
Cablevision Systems Corp. | Senior notes and debentures | Estimated Fair Value | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	1,998,340	2,920,056
Cequel Corp. | Credit facility debt | Carrying Amount | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	1,253,110	812,903
Cequel Corp. | Credit facility debt | Estimated Fair Value | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	1,261,838	815,000
Cequel Corp. | Senior notes and debentures | Carrying Amount | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	2,762,543	3,176,131
Cequel Corp. | Senior notes and debentures | Estimated Fair Value | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	3,036,850	3,517,275
Cequel Corp. | Notes payable | Carrying Amount | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	3,083	0
Cequel Corp. | Notes payable | Estimated Fair Value | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	$ 3,083	0
Cequel Corp. | Senior secured notes as of 2016 | Carrying Amount | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value		1,079,869
Cequel Corp. | Senior secured notes as of 2016 | Estimated Fair Value | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value		1,152,250
Cequel Corp. | Senior Notes | Carrying Amount | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value		4,663,064
Cequel Corp. | Senior Notes | Estimated Fair Value | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value		$ 5,054,775